GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 13, 2026	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Net losses		$ 5,112	$ (4,244,525)
Accumulated deficit		5,112	5,841,831	$ 5,112
Old Glory Holding Co [Member]
Net losses			14,842,000	14,486,000
Accumulated deficit		$ 32,384,000	$ 47,226,000	$ 32,384,000
Old Glory Holding Co [Member] | Digital Asset Acquisition Corp [Member]
Aggregate cash amount	$ 50,000,000